SUPPLEMENT TO THE PROSPECTUSES

                        CREDIT SUISSE SELECT EQUITY FUND

The following information supersedes certain information in the fund's Prospectuses.

     The Credit Suisse Large Cap Core Team is responsible for the day-to-day management of the fund. The team currently consists of Hugh M. Neuburger and William D. Butler. Sarah J. Dyer and Margaret D. Miller are no longer members of the team.


Dated:  March 3, 2005                                             16-0305
                                                                  for
                                                                  WPFOC
                                                                  CSFOC
                                                                  2005-007